Share-Based Compensation to Employees (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of restricted ordinary shares activities
	Number of shares	Weighted average grant date fair value
		US$
December 31, 2019	-	-
Granted	1,593,000	3.43
Forfeited or canceled	(24,000)	3.23
Vested	1,567,000	3.43
December 31, 2020	2,000	3.01

Schedule of compensation expense recognized for restricted ordinary shares
For the Year Ended December 31,
2020

Cost of revenues	$448
Selling and marketing	355
General and administrative	4,578
$5,381